Summary of significant accounting policies (Details) - Schedule of property and equipment	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Public Utility, Property, Plant and Equipment [Line Items]
Capitalized research and development equipment	5 years	5 years
Furniture	5 years	5 years
Internal-use software	6 months	6 months
Minimum [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Charging stations and digital media screens	5 years	5 years
Computers and equipment	3 years	3 years
Leasehold improvements	2 years	2 years
Maximum [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Charging stations and digital media screens	10 years	10 years
Computers and equipment	5 years	5 years
Leasehold improvements	5 years	5 years